SHARE-BASED COMPENSATION - Additional information (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Mar. 21, 2017 shares	May 05, 2016 shares	Dec. 31, 2015 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorised (in shares) | shares	35,000,000			10,000,000	25,000,000
Number of shares available for grant (in shares) | shares	10,572,586	11,107,216
Weighted average fair value per option granted (usd per share)	$ 0.84	$ 0.35
Future share-based compensation expense	500,000	300,000
Other non-current liabilities	6,786,000	10,465,000
Other current liabilities	13,498,000	2,073,000
Share appreciation rights
Disclosure of terms and conditions of share-based payment arrangement [line items]
Unrecognized share-based compensation expense	400,000	$ 300,000
Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	$ 10,100,000
Share conversion ratio	1
Award requisite service period	3 years
Performance restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares) | shares			1,694,491
Share conversion ratio	1
Award requisite service period	3 years
Minimum | Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award performance adjusting factor	0.00%
Minimum | Performance restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award performance adjusting factor	0.00%
Maximum | Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award performance adjusting factor	200.00%
Maximum | Performance restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award performance adjusting factor	200.00%
Contributed Surplus
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	$ 334,000